Consolidated Statements of Earnings - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Product sales		$ 41,509	$ 40,835	$ 49,530
Less: royalties		(5,853)	(4,867)	(7,232)
Revenue		35,656	35,968	42,298
Expenses
Production		8,093	8,480	8,712
Transportation, blending and feedstock		9,984	9,302	9,973
Depletion, depreciation and amortization		6,681	6,413	7,353
Administration		503	452	415
Share-based compensation		279	491	804
Asset retirement obligation accretion		389	366	281
Interest and other financing expense		592	636	549
Risk management loss (gain)		177	(2)	(35)
Foreign exchange loss (gain)		955	(279)	738
Gain from investments		(56)	(56)	(196)
Total expenses		27,597	25,803	28,594
Earnings before taxes		8,059	10,165	13,704
Current income tax expense		1,531	1,879	2,906
Deferred income tax expense (recovery)		422	53	(139)
Net earnings		$ 6,106	$ 8,233	$ 10,937
Net earnings per common share
Net earnings per common share - basic (in CAD per share)	[1]	$ 2.87	$ 3.77	$ 4.82
Net earnings per common share - diluted (in CAD per share)	[1]	$ 2.85	$ 3.74	$ 4.76

[1]	Common share, per common share, dividend, and stock option amounts have been updated to reflect the two for one common share split (note 1).